State Street Institutional US Government Money Market Fund Average Annual Total Returns - Institutional Administration Investment Investor Premier Opportunity [Member]		12 Months Ended	50 Months Ended	60 Months Ended	95 Months Ended	112 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.23%		3.20%	2.52%
Performance Inception Date	Jan. 18, 2018
Administration Class
Prospectus [Line Items]
Average Annual Return, Percent		4.00%		3.01%		2.05%
Performance Inception Date	Aug. 23, 2016
Investment Class
Prospectus [Line Items]
Average Annual Return, Percent		3.89%		2.94%				1.85%
Performance Inception Date
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		4.17%		3.15%			2.10%
Performance Inception Date	Mar. 21, 2016
Premier Class
Prospectus [Line Items]
Average Annual Return, Percent		4.26%		3.21%				2.13%
Performance Inception Date
Opportunity Class
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	3.82%
Performance Inception Date	Oct. 27, 2021